ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

1.ORGANIZATION AND BASIS OF PRESENTATION

Lentuo International Inc. (the "Company") was incorporated as an exempted company with limited liability in the Cayman Islands on September 9, 2009 and is considered a foreign entity under the laws of the People's Republic of China (the "PRC"). The Company is principally engaged in the sale of new and leased automobiles and the provision of automobile repair and maintenance services, and to a lesser extent, the provision of automobile leasing services (collectively, the "Automobile Business"). The sale of new automobiles and provision of automobile repair and maintenance services are provided through dealerships which operate under the terms of non-exclusive franchise agreements with specific automobile manufacturers. The Company does not conduct any substantive operations on its own but instead conducts its business operations through its variable interest entities ("VIEs") which are all located in Beijing, the PRC. The Company, its wholly-owned subsidiaries, VIEs and subsidiaries of VIEs are hereinafter referred to as the Group.

On December 15, 2010, the Company completed an initial public offering ("IPO") on the New York Stock Exchange under the symbol "LAS" with the issuance of 6,500,000 American Depositary Shares ("ADS") priced at US$8.00 per ADS. Each ADS represents two ordinary shares at par value US$0.00001 per ordinary share. The IPO yielded aggregate gross proceeds of US$52,000.

As more fully described below, the Company, through a series of transactions which are accounted for as a reorganization of entities under common control in a manner similar to a pooling of interest, became the ultimate parent entity of its wholly-owned subsidiaries and VIEs by June 20, 2010. Accordingly, these consolidated financial statements reflect the historical operations of the Group as if the current organization structure had existed since the beginning of the years presented.

Reorganization Transactions

Mr. Hetong Guo ("Mr. Guo"), who owned a majority of the equity interest in the Company through his wholly-owned entity, Modern Cyber International Limited (British Virgin Islands), was the Company's ultimate controlling shareholder at the time of the reorganization. Prior to the reorganization, the Group's operations were conducted through Beijing Lentuo Electromechanical Group Co., Ltd. ("Lentuo Electromechanical"), an entity incorporated under the Company Law of the PRC on June 10, 1994, and through its eight wholly-owned subsidiaries ("Automobile Operating Entities") which were all entities incorporated under the Company Law of the PRC. Lentuo Electromechanical has been controlled by Mr. Guo since its inception.

In preparation for its IPO, the following transactions were undertaken to reorganize the legal structure of the Group. The Company incorporated Lentuo Automobile Trading (Hong Kong) Co., Ltd. ("Lentuo Hong Kong") and Beijing Anhui Wanxing Science & Technology Co., Ltd. ("Lentuo Beijing") on September 25, 2009 and November 17, 2009, respectively. Lentuo Hong Kong and Lentuo Beijing have been wholly-owned subsidiaries of the Company since their inception. On January 28, 2010 and June 20, 2010, Lentuo Hong Kong and Lentuo Beijing entered into a series of contractual arrangements ("VIE Arrangements") with Lentuo Electromechanical, as the shareholder of the Automobile Operating Entities, whereby Lentuo Hong Kong and Lentuo Beijing, as a group, obtained effective control over the Automobile Operating Entities through the ability to exercise all the rights of the Automobile Operating Entities' shareholder, the rights to absorb substantially all of the economic residual benefits and the obligation to fund all of the expected losses of the Automobile Operating Entities.

Lentuo Hong Kong has been determined to be the primary beneficiary of the Automobile Operating Entities because it is most closely associated with the Automobile Operating Entities due to its obligation to absorb the expected losses of the VIEs through the provision of unlimited financial support and its power to direct the activities of the VIEs that most significantly impact the VIEs' economic performance. In accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification ("ASC") Topic 810 ("ASC 810"), Consolidation, the Company, through Lentuo Hong Kong, consolidates the operating results of the VIEs. Since the VIE Arrangements were entered into between entities under common control, these transactions have been accounted for at their historical cost and as if they took place at the beginning of the year these entities were under common control in a manner similar to a pooling of interest. The reason the Group entered into these VIE Arrangements is due to the fact that PRC Laws and regulations (i) prohibit direct foreign control in certain industries such as advertising enterprises in which the Group has some operations and (ii) restrict an offshore company controlled or established by a PRC enterprise or natural person to acquire its PRC affiliates. As a result, in an effort to ensure that the Group is not violating such PRC laws or regulations, it structured its legal organization using the aforementioned VIE arrangements.

Further, on June 20, 2010, Lentuo Electromechanical entered into an arrangement with Beijing Huitong Auto Sales & Services Co., Ltd. ("Huitong"), one of the Automobile Operating Entities, whereby Lentuo Electromechanical transferred all of its net assets, except for certain assets which would not be used in the Automobile Business, to Huitong for nil consideration. The assets with a carrying value of RMB123,078 retained by Lentuo Electromechanical were accounted for as a distribution to the Group's shareholders on June 20, 2010. Lentuo Electromechanical did not have the necessary title certificates to legally transfer a building, which was historically used for the Automobile Business of Lentuo Electromechanical, to Huitong on June 20, 2010. In order to still transfer substantively all of the rights and benefits of this building to the Group, Lentuo Electromechanical entered into a lease arrangement on June 20, 2010 with Huitong. Under the lease arrangement, Huitong obtained the right to use the building for the remainder of its expected useful life of 40 years for nil consideration and was granted a bargain purchase option to acquire the building at a nominal value at the end of the lease term. Accordingly, Huitong accounted for the building with cost of RMB45,349 as a capital lease in accordance with ASC Topic 840 ("ASC 840"), Leases. The transfer of the net assets and the capital lease arrangement have been accounted for as a transaction between entities under common control in a manner similar to a pooling of interest and the retention of the assets which would not be used in the Automobile Business by Lentuo Electromechanical has been accounted for as a distribution of assets to the Group's shareholder at the date of disposal. These assets accounted for as a distribution to shareholder on June 20, 2010 did not meet the definition of a component of an entity under ASC Topic 205 ("ASC 205"), Presentation of Financial Statements - Discontinued Operation, as their operations and cash flows were not clearly distinguished from the rest of the Group.

In January 2011, Lentuo Electromechanical established a new entity, Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. ("Tongda"), to operate an automobile dealership under brand of FAW-Volkswagen with registered capital of RMB10,000 (US$1,589). On April 8, 2011, Lentuo Hong Kong and Lentuo Beijing entered into VIE Arrangements with Lentuo Electromechanical to obtain effective control over Tongda, and Tongda became one of the Company's VIE subsidiaries. In accordance with SEC Regulation SX-3A-02 and ASC 810, the Company, through Lentuo Hong Kong, consolidates the operating results of Tongda. Since the Tongda VIE Arrangements were entered into between entities under common control, this transaction has been accounted for at historical cost in a manner similar to a pooling of interest.

VIE Arrangements

The significant terms of each VIE Arrangement are listed below:

(i)Exclusive call option agreement

Lentuo Electromechanical irrevocably granted Lentuo Hong Kong or its designated persons the exclusive option to purchase part of or the entire equity interests of the Automobile Operating Entities at any time for the minimum price permitted under PRC law. Any amount received by Lentuo Electromechanical from Automobile Operating Entities is required to be remitted back to Lentuo Hong Kong. In addition, Lentuo Hong Kong is obligated to provide unlimited financial funding to the Automobile Operating Entities when and if required. If the Automobile Operating Entities cannot repay the funds provided by Lentuo Hong Kong, Lentuo Hong Kong must agree to forego the right to seek repayment. Furthermore, neither Lentuo Electromechanical nor the Automobile Operating Entities are permitted to (i) enter into transactions that could materially affect the Automobile Operating Entities' assets, liabilities, share capital or operations or (ii) distribute any dividends and grant any loan to third parties without the prior written consent of Lentuo Hong Kong. The exclusive call option agreement is effective for 10 years and Lentuo Hong Kong has the sole discretion to extend the agreement for another 10 years.

(ii)Powers of attorney

Pursuant to the powers of attorney signed between Lentuo Electromechanical, in its capacity as the shareholder of the Automobile Operating Entities, and Lentuo Hong Kong, Lentuo Electromechanical irrevocably assigns its full voting rights in the Automobile Operating Entities to Lentuo Hong Kong. The powers of attorney will remain effective as long as Lentuo Electromechanical is the shareholder of the Automobile Operating Entities.

(iii)Exclusive technology consulting and service agreement

Pursuant to the exclusive technology consulting and service agreement entered into between Lentuo Beijing and the Automobile Operating Entities, Lentuo Beijing has the exclusive and irrevocable right to provide to the Automobile Operating Entities various technical and consulting services, such as market research, business strategy development, technical training and other consultative services related to the automobile retail business. In return, the Automobile Operating Entities are required to pay Lentuo Beijing a service fee in an amount as determined at the sole discretion of Lentuo Beijing. Lentuo Beijing also has the unilateral right to change the service fee amount. The agreement is effective for 10 years and will automatically extend for another 10 years unless both Lentuo Beijing and the Automobile Operating Entities agree to terminate.

(iv)Equity interest pledge agreement

Pursuant to the equity interest pledge agreement entered into by Lentuo Beijing and Lentuo Electromechanical, in its capacity as the shareholder of the Automobile Operating Entities, Lentuo Electromechanical has pledged its entire equity interest in the Automobile Operating Entities to Lentuo Beijing (i) to guarantee the performance of the Automobile Operating Entities' obligations under the exclusive technical consultation and service agreement and (ii) to assure that any actions of Lentuo Electromechanical are in the best interest of Lentuo Beijing. If the Automobile Operating Entities breach their respective contractual obligations under the exclusive technical consultation and service agreement, Lentuo Beijing, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interest. Lentuo Electromechanical agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on its equity interest in the Automobile Operating Entities without the prior consent of Lentuo Beijing. The agreement will expire upon the termination of the exclusive technical consultation and service agreement.

The terms of the VIE Arrangements entered into after the reorganization with Tongda are identical to the terms of the VIE Arrangements with the Automobile Operating Entities. As a result Lentuo Hong Kong has been determined to be the primary beneficiary of Tongda.

The following assets and liabilities of the consolidated VIEs and subsidiaries of VIEs were included in the accompanying consolidated financial statements of the Company as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$

Current assets	1,795,070	1,792,965	287,791
Non-current assets	624,198	803,703	129,003
Total assets	2,419,268	2,596,668	416,794

Current liabilities	1,698,413	1,812,512	290,928
Non-current liabilities	39,193	31,770	5,099
Total liabilities	1,737,606	1,844,282	296,027

As of December 31, 2012, there was no pledge or collateralization of the assets of the consolidated VIEs and subsidiaries of VIEs and the Company has not provided any financial support that it was not previously contractually required to provide to the consolidated VIEs and subsidiaries of VIEs.

Creditors of the consolidated VIEs and subsidiaries of VIEs have no recourse to the general credit of Lentuo Hong Kong, who is the primary beneficiary of the consolidated VIEs and subsidiaries of VIEs. As of December 31, 2011 and 2012, the current and non-current liabilities of the consolidated VIEs and subsidiaries of VIEs equaled to the consolidated current and non-current liabilities presented on the consolidated balance sheets, with the exception of RMB179 (US$29) accrued expenses and other current liabilities attributable to the Company.

As at December 31, 2012, the following entities were included in the Company's consolidated financial statements:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Lentuo Hong Kong	September 25, 2009	Hong Kong	100%	Investment holding

Lentuo Beijing	November 17, 2009	PRC	100%	Provision of technical support and management consultation services

Beijing Jiashi Shengtong Investment Consulting Co., Ltd. ("Jiashi Shengtong")	April 8, 2010	PRC	100%	Provision of technical support and management consultation services

As at December 31, 2012, the Company consolidated the following VIEs:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Beijing Yuantongqiao Toyota Automobile Trading Co., Ltd. ("Yuantongqiao Toyota")	August 25, 2004	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Tuozhan Industrial& Trading Development Co., Ltd. ("Tuozhan I&C")	September 23, 1997	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Chengxin Commercial & Trading Co., Ltd. ("Chengxin Commercial")	February 7, 2002	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Aotong Automobile Trading Co., Ltd. ("Aotong")	July 20, 2001	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Tuojiacheng Commercial & Trading Co., Ltd. ("Tuojiacheng")	December 2, 1998	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Huitong Automobile Sales Service Co., Ltd. ("Huitong")	September 27, 2009	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Lentuo Tongda Automobile Sales Service Co., Ltd. ("Tongda")	January 7, 2011	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Lentuo Automobile Lease Co., Ltd. ("Lentuo Lease")	July 22, 2003	PRC	-	Provision of automobile leasing services

Beijing Tuozhan Automobile Repair Co., Ltd. ("Tuozhan Repair")	May 16, 2003	PRC	-	Provision of automobile repair and maintenance services

As at December 31, 2012, the Company consolidated the following subsidiaries of VIEs:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities

Tianjin Ruitai Automobile Sales Service Co., Ltd. ("Ruitai")	December 25, 2007	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Tianjin Zhongbaotongda Commercial & Trading Co., Ltd. ("Zhongbaotongda")	November 22, 2007	PRC	-	Investment holding company of Ruitai

Tianjin Boruiyingjie Commercial & Trading Co., Ltd. ("Boruiyingjie")	October 29, 2007	PRC	-	Investment holding company of Ruitai

Beijing Hexinshuntong Automobile Sales Service Co., Ltd. ("Shuntong")	September 16, 2009	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Huizhou Dazhong Automobile Sales Service Co., Ltd. ("Huizhou FAW-VW")	November 2, 2000	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Wenling Yuchen Toyota Automobile Sales Service Co., Ltd. ("Yuchen")	May 28, 2007	PRC	-	Sale of new motor vehicles and provision of automobile repair and maintenance services

Beijing Aoxiang Automobile Trading Co., Ltd. ("Aoxiang")	June 21, 2011	PRC	-	Sale of new motor vehicles

Beijing Yizhong Volkswagen Automobile Sales Co., Ltd. ("Yizhong")	November 8, 2010	PRC	-	Sale of new motor vehicles